STOCK COMPENSATION PLANS (Narrative) (Details) (Restricted Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				37 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 The Equity Plan [Member]	Dec. 31, 2012 The Equity Plan [Member]	Nov. 30, 2009 The Equity Plan [Member]	Dec. 31, 2012 The Amended and Restated Plan [Member]	Jun. 30, 2012 The Amended and Restated Plan [Member]	Dec. 31, 2012 The Amended and Restated Plan [Member] 40% Ratably In the First Four Years [Member]	Dec. 31, 2012 The Amended and Restated Plan [Member] 60% in Fifth Year [Member]	Dec. 31, 2012 The Amended and Restated Plan [Member] 10% in January 2013 Contingent Upon Achievement of Performance Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						2,500,000		3,170,000
Vesting period				5 years			5 years
Restricted shares vested (in shares)	493,643	493,043			1,454,467
Restricted shares forfeited (in shares)		4,950			23,512
Award performance period				5 years
Restricted stock, granted in period (in shares)	3,175,000	3,000		5,000			3,170,000
Award vesting rights, percentage									40.00%	60.00%	10.00%
Unrecognized compensation cost related to unvested restricted shares				$ 5.0	$ 5.0		$ 38.0
Unrecognized compensation cost, period for recognition							4 years
Compensation expense	$ 8.1	$ 5.1	$ 8.1